Fair value disclosures (Details 3) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Carrying Amount
Assets
Cash and short-term investments	$ 6,460	$ 7,341
Restricted cash and short-term investments	52	62
Available-for-sale securities	1,635	1,554
Finance receivables-net (excluding finance leases)	16,515	16,426
Wholesale inventory receivables-net (excluding finance leases)	1,821	1,774
Foreign currency contracts-net	13	0
Interest rate swaps-net	48	71
Liabilities
Short-term borrowings	6,967	4,708
Foreign currency contracts-net	0	143
Commodity contracts-net	12	14
Guarantees	12	12
Carrying Amount | Machinery, Energy & Transportation
Liabilities
Long-term debt (including amounts due within one year)	9,477	9,955
Carrying Amount | Financial Products
Liabilities
Long-term debt (including amounts due within one year)	21,569	24,532
Carrying amount of assets excluded from measurement at fair value
Liabilities
Finance leases	6,452	7,638
Level 1 | Fair Value
Assets
Cash and short-term investments	6,460	7,341
Restricted cash and short-term investments	52	62
Liabilities
Short-term borrowings	6,967	4,708
Level 1, 2 & 3 | Fair Value
Assets
Available-for-sale securities	1,635	1,554
Level 2 | Fair Value
Assets
Foreign currency contracts-net	13	0
Interest rate swaps-net	48	71
Liabilities
Foreign currency contracts-net	0	143
Commodity contracts-net	12	14
Level 2 | Fair Value | Machinery, Energy & Transportation
Liabilities
Long-term debt (including amounts due within one year)	10,691	11,973
Level 2 | Fair Value | Financial Products
Liabilities
Long-term debt (including amounts due within one year)	21,904	25,103
Level 3 | Fair Value
Assets
Finance receivables-net (excluding finance leases)	16,551	16,159
Wholesale inventory receivables-net (excluding finance leases)	1,775	1,700
Liabilities
Guarantees	$ 12	$ 12